Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities	$ 166,741	$ 214,402	$ 341,635	$ 297,635
Other payables	22,542	28,986	102,657	110,879
GST payables	154,298	198,403	316,422	55,200
Accrued liabilities and other payables	$ 343,581	$ 441,791	$ 760,714	$ 463,714